UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended     MARCH 31, 2004
                                                -------------------

Check here if Amendment [_];  Amendment Number:  _____
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        General Atlantic Partners LLC
             -----------------------------------------------------
Address:     3 Pickwick Plaza
             -----------------------------------------------------
             Greenwich, CT 06830
             -----------------------------------------------------

Form 13F File Number:  28-03473

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas J. Murphy
         ---------------------------------------
Title:       Chief Financial Officer
         ---------------------------------------
Phone:       (203) 629-8600
         ---------------------------------------

Signature, Place, and Date of Signing:

     Thomas J. Murphy                   Greenwich, CT           May 14, 2004
-----------------------------    ---------------------------    ------------
        [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                                ------------------

Form 13F Information Table Entry Total:               10
                                                ------------------

Form 13F Information Table Value Total:               $731,668
                                                ------------------
                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

     NONE

                           FORM 13F INFORMATION TABLE


          COLUMN 1              COLUMN 2     COLUMN 3       COLUMN 4           COLUMN 5              COLUMN 6           COLUMN 7

                                 TITLE                       VALUE      SHRS OR    SH/     PUT/     INVESTMENT           OTHER
       NAME OF ISSUER           OF CLASS       CUSIP        (X$1000)    PRN AMT    PRN     CALL     DISCRETION          MANAGERS
--------------------------------------------------------------------------------------------------------------------------------
ATARI, INC.                       COM        45665T107       4,192    1,229,292    SH                   SOLE
--------------------------------------------------------------------------------------------------------------------------------
BOTTOMLINE TECHNOLOGIES           COM        101388106      33,589    3,455,700    SH                   SOLE
(DE), INC.
--------------------------------------------------------------------------------------------------------------------------------
ECLIPSYS CORPORATION              COM        278856109     104,397    7,744,556    SH                   SOLE
--------------------------------------------------------------------------------------------------------------------------------
EXULT, INC.                       COM        302284104     301,054    48,872,396   SH                   SOLE
--------------------------------------------------------------------------------------------------------------------------------
MAPICS, INC.                      COM        564910107       8,712    1,083,610    SH                   SOLE
--------------------------------------------------------------------------------------------------------------------------------
MARKETWATCH.COM, INC.             COM        570619106      26,652    1,911,939    SH                   SOLE
--------------------------------------------------------------------------------------------------------------------------------
OPEN TEXT CORPORATION             COM        683715106      89,242    2,994,713    SH                   SOLE
--------------------------------------------------------------------------------------------------------------------------------
PROXYMED, INC.                    COM        744290305      64,356    3,381,802    SH                   SOLE
--------------------------------------------------------------------------------------------------------------------------------
S1 CORPORATION                    COM        78463B101      21,248    2,795,740    SH                   SOLE
--------------------------------------------------------------------------------------------------------------------------------
SRA INTERNATIONAL, INC.           COM        78464R105      78,226    2,117,645    SH                   SOLE
--------------------------------------------------------------------------------------------------------------------------------



          COLUMN 1                               COLUMN 8

                                               VOTING AUTHORITY
       NAME OF ISSUER                  SOLE           SHARED      NONE
--------------------------------------------------------------------------
ATARI, INC.                           1,122,108          0       107,184
--------------------------------------------------------------------------
BOTTOMLINE TECHNOLOGIES               3,064,675          0       391,025
(DE), INC.
--------------------------------------------------------------------------
ECLIPSYS CORPORATION                  6,518,499          0      1,226,057
--------------------------------------------------------------------------
EXULT, INC.                          39,787,613          0      9,084,783
--------------------------------------------------------------------------
MAPICS, INC.                            947,713          0       135,897
--------------------------------------------------------------------------
MARKETWATCH.COM, INC.                 1,671,188          0       240,751
--------------------------------------------------------------------------
OPEN TEXT CORPORATION                 2,795,098          0       199,615
--------------------------------------------------------------------------
PROXYMED, INC.                        3,060,706          0       321,096
--------------------------------------------------------------------------
S1 CORPORATION                        2,454,405          0       341,335
--------------------------------------------------------------------------
SRA INTERNATIONAL, INC.               1,877,849          0       239,796
--------------------------------------------------------------------------


                                       3